Activities of the Company and significant events	12 Months Ended
Dec. 31, 2018
Disclosure Of Service Concession Arrangements [Abstract]
Activities of the Company and significant events
1.	Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo,  Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Additionally, in April 2015, GAP acquired 100% of the shares of Desarrollo de Concesiones Aeroportuarias, S.L. (DCA), a Spanish company, which owns a majority stake in MBJ Airports Limited (MBJA), which operates the Sangster International Airport in Montego Bay in Jamaica. Likewise, in October 2018, GAP through its subsidiary PAC Kingston Airport Limited (PACKAL) entered into a concession contract to operate the Norman Manley International Airport (NMIA) with Airports Authority of Jamaica (AAJ) as of October 2019. The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.	Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on such date.

The term of the concession is 50 years as from November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, ASA and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of such date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction with Spanish company Abertis Airports, S.A. (Abertis) for the acquisition of 100% of the shares of DCA. The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants which concluded in favor of GAP. The total amount of the transaction was USD$192 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago de Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, according to the concession agreement, SCL must remain in effect for an additional year after the transfer, so if there are potential contingencies, SCL can address them. After that first year, SCL will remain in effect until its dissolution in accordance with tax regulations in Chile.

b.	Significant events
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In an Annual General Ordinary Stockholders’ Meeting held on April 25, 2018, the stockholders approved a dividend payment of Ps. 7.62 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Mexican Securities Market Law. The first payment for Ps. 3.81 per share was in cash on August 20, 2018 for a total of Ps. 2,002,443 and the second payment for Ps. 3.81 per share was made on November 20, 2018 for a total of Ps. 2,002,443 The total payment for dividends was Ps. 4,004,886, as mentioned in Note 19.f.

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In a General Extraordinary Stockholders’ Meeting held on April 25, 2018, the stockholders approved a capital reduction of Ps. 2.38 per share. The payment was made on May 11, 2018 for Ps. 1,250,870 as described in Note 19.g.

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On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with AAJ, with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with the possible extension of 5 years, as of October 10, 2019, or earlier if the preceding conditions have been met.

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In accordance with the terms of the concession agreement, the Company will make a payment of USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ), for the assignment of said contract during the following 12 months and will take control of the operation and administration of NMIA in October 2019. Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues

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All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concessions agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ. During 2018 it did not have the operation of the airport, therefore, its consolidation does not represent income or operating expenses.